Cash, Restricted Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2025
Cash, Restricted Cash and Cash Equivalents [Abstract]
Cash, restricted cash and cash equivalents

6. Cash, restricted cash and cash equivalents

Cash and cash equivalents include the following amounts:

	March 31, 2025	March 31, 2024
Unrestricted cash held with chartered banks	6,135,166	733,188
Restricted cash	35,964	29,611
Total	6,171,130	762,799

●	unrestricted cash held with chartered banks and

●	the Company entered into a cash collateral agreement with a major chartered bank in Canada with regards to a credit card facility against which the Company deposited Canadian Dollars $50,000 in a guaranteed investment certificate with the bank. Amounts are presented as restricted cash on the consolidated statements of financial position.